Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 592,940	$ 950,537
Prepaid expenses	120,445	113,562
Total Current Assets	713,385	1,064,099
Security deposit	329	329
Marketable securities held in trust account	350,279,969	350,219,336
TOTAL ASSETS	350,993,683	351,283,764
Current liabilities
Accounts payable and accrued expenses	335,278	239,531
Income tax payable	13,742	11,509
Total Current Liabilities	349,020	251,040
Deferred underwriting fee payable	29,888,618	66,126,490
Derivative warrant liability	13,150,000	13,150,000
Total Liabilities	43,387,638	79,527,530
Commitments and contingencies
Class A common stock subject to possible redemption, 30,260,604 and 26,675,623 shares at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	302,606,040	266,756,230
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; 4,739,396 and 8,324,377 shares issued and outstanding (excluding 30,260,604 and 26,675,623 shares subject to possible redemption) as of March 31, 2021 and December 31, 2020, respectively	474	832
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 8,750,000 shares issued and outstanding as of March 31, 2021 and December 31, 2020	875	875
Additional paid-in capital	8,418,024	44,267,467
Accumulated deficit	(3,419,368)	(39,269,179)
Total Stockholders’ Equity	5,000,005	5,000,004
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 350,993,683	$ 351,283,764